SHARE-BASED PAYMENTS - Narrative (Details)																12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Nov. 13, 2018 shares	Oct. 10, 2018 shares	Aug. 15, 2018 shares	Jul. 10, 2018 shares	May 14, 2018 shares	Mar. 06, 2018 shares	Jan. 01, 2018 shares	Dec. 08, 2017 shares	Nov. 14, 2017 shares	Oct. 11, 2017 shares	Aug. 14, 2017 shares	May 16, 2017 shares	Mar. 07, 2017 shares	Jan. 01, 2017 shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Trading days prior to redemption date																5 days
Number of options (in shares)	34,000	939,000	94,000	961,000	424,000	310,000	1,993,000		77,000	784,000	40,000	868,000	64,000	1,697,000		4,755,000	3,530,000
Number of long-term share units granted (in shares)								843,000							642,000
Weighted average share price at the date of exercise for share options exercised (in CAD per share) | $																$ 44.97	$ 43.49
Measurement period for weighted average exercise price of lon-term share unit award incentive plans																20 days
Weighted average exercise price long-term share unit award incentive plans (in CAD per share) | $	$ 42.89															$ 42.89	$ 44.94
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)								395,000							303,000
Contractual life of outstanding long-term share unit award incentive plans																3 years
PSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)								404,000							307,000
Contractual life of outstanding long-term share unit award incentive plans																3 years
Options vesting on first anniversary of grant date
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options (in shares)																0.3333
Options vesting on first anniversary of grant date | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)																0.3333
Options vesting on second anniversary of grant date
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options (in shares)																0.3333
Options vesting on second anniversary of grant date | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)																0.3333
Options vesting on third anniversary of grant date
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options (in shares)																0.3333
Options vesting on third anniversary of grant date | RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of long-term share units granted (in shares)																0.3333
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
DSUs as a percent of total director compensation	40.00%															40.00%